Cover	Aug. 10, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2022
Entity File Number	001-40730
Entity Registrant Name	CHARDAN NEXTECH ACQUISITION 2 CORP.
Entity Central Index Key	0001847986
Entity Tax Identification Number	85-1873463
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17 State Street
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	646
Local Phone Number	465-9000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one share of Common Stock, $0.0001 par value per share, and three-quarters of one Redeemable Warrant
Title of 12(b) Security	Units, consisting of one share of Common Stock, $0.0001 par value per share, and three-quarters of one Redeemable Warrant
Trading Symbol	CNTQU
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share, included as part of the Units
Trading Symbol	CNTQ
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the Units, each exercisable for one share of Common Stock for $11.50 per share
Title of 12(b) Security	Redeemable Warrants included as part of the Units, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	CNTQW
Security Exchange Name	NASDAQ